Derivative Instruments And Hedging Activities	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
Derivative Instruments and Hedging Activities
We enter into interest rate, foreign-currency, and equity swaps, futures, forwards, options, and swaptions in connection with our market risk management activities. Derivative instruments are used to manage interest rate risk relating to specific groups of assets and liabilities, including automotive loan assets and debt. We use foreign exchange contracts to mitigate foreign-currency risk associated with foreign-currency-denominated debt, foreign exchange transactions, and our net investment in foreign subsidiaries. In addition, we also enter into equity option contracts to manage our exposure to the equity markets. Our primary objective for utilizing derivative financial instruments is to manage interest rate risk associated with our fixed- and variable-rate assets and liabilities, foreign exchange risks related to our foreign-currency denominated assets and liabilities, and market risks related to our investment portfolio and certain of our executive share-based compensation plans.
Interest Rate Risk
We monitor our mix of fixed- and variable-rate assets and liabilities. When it is cost-effective to do so, we may enter into interest rate swaps, forwards, futures, options, and swaptions to achieve our desired mix of fixed- and variable-rate assets and liabilities. We execute interest rate swaps, forwards, futures, options, and swaptions to modify our exposure to interest rate risk by converting certain fixed-rate instruments to a variable-rate and certain variable-rate instruments to a fixed-rate. We use a mix of both derivatives that qualify for hedge accounting treatment and economic hedges.
Derivatives qualifying for hedge accounting consist of receive-fixed swaps designated as fair value hedges of specific fixed-rate unsecured debt obligations, receive-fixed swaps designated as fair value hedges of specific fixed-rate Federal Home Loan Bank Advances, pay-fixed swaps designated as fair value hedges of specific portfolios of fixed-rate held-for-investment retail automotive loan assets, and pay-fixed swaps designated as cash flow hedges of the expected future cash flows in the form of interest payments on certain outstanding variable-rate borrowings associated with our secured debt.
We also execute economic hedges, which consist of interest rate swaps and interest rate caps held to mitigate interest rate risk associated with our debt portfolio. We also use interest rate swaps to economically hedge our net fixed-versus-variable interest rate exposure. We enter into economic hedges in the form of short-dated, exchange-traded Eurodollar futures to hedge the interest rate exposure of our fixed-rate automotive loans, as well as forwards, options, and swaptions to economically hedge our net fixed-versus-variable interest rate exposure.
Foreign Exchange Risk
We enter into derivative financial instrument contracts to mitigate the risk associated with variability in cash flows related to our various foreign-currency exposures.
We enter into foreign-currency forwards with external counterparties as net investment hedges of foreign exchange exposure on our investments in foreign subsidiaries. Our equity is impacted by the cumulative translation adjustments resulting from the translation of foreign subsidiary results; this impact is reflected in our accumulated other comprehensive income (loss).
Our remaining foreign subsidiaries in wind-down maintain both assets and liabilities in local currencies. These local currencies are generally the subsidiaries' functional currencies for accounting purposes. Foreign-currency-exchange-rate gains and losses arise when the assets or liabilities of our subsidiaries are denominated in currencies that differ from its functional currency. We enter into economic hedges to mitigate this risk.
We also enter into foreign currency forwards to economically hedge our foreign denominated debt, our centralized lending program, and foreign-denominated third party loans. The hedge of foreign denominated debt was entered into concurrent with the debt issuance with the terms of the derivative matching the terms of the underlying debt. The centralized lending program manages liquidity for our subsidiary businesses, but as of December 31, 2015, this activity is immaterial. Foreign-currency-denominated loan agreements are executed with our foreign subsidiaries in their local currencies. We evaluate our foreign-currency exposure resulting from intercompany lending and manage our currency risk exposure by entering into foreign-currency derivatives with external counterparties. Our remaining foreign-currency derivatives, such as hedges of foreign-denominated third party loans, are recorded at fair value with changes recorded as income offsetting the gains and losses on the associated foreign-currency transactions.
We utilized a cross-currency swap to economically hedge foreign exchange exposure on foreign-currency-denominated debt by converting the funding currency to our functional currency. This swap was entered into concurrent with the debt issuance with the terms of the derivative matching the terms of the underlying debt. This swap matured during the second quarter of 2015.
Market Risk
We enter into equity options to economically hedge our exposure to the equity markets. We purchase options to assume a long position on certain equities and write options to assume a short position.
We also enter into prepaid equity forward contracts to economically hedge the price risk associated with certain of our executive share-based compensation plans. The prepaid equity forward contracts are hybrid instruments containing an embedded forward contract, which is considered a derivative instrument. The embedded derivative instrument is bifurcated from the host contract and is recorded at fair value with changes in fair value recorded in compensation and benefits expense. The balance of the prepaid component of these equity forward contracts was $32 million as of December 31, 2015, and was recorded within other assets on the Consolidated Balance Sheet.
Counterparty Credit Risk
Derivative financial instruments contain an element of credit risk if counterparties are unable to meet the terms of the agreements. Credit risk associated with derivative financial instruments is measured as the net replacement cost should the counterparties that owe us under the contract completely fail to perform under the terms of those contracts, net of underlying collateral as measured by the market value of the derivative financial instrument.
To mitigate the risk of counterparty default, we maintain collateral agreements with certain counterparties. The agreements require both parties to post collateral in the event the fair values of the derivative financial instruments meet posting thresholds established under the agreements. In the event that either party defaults on the obligation, the secured party may seize the collateral. Generally, our collateral arrangements are bilateral such that we and the counterparty post collateral for the value of our total obligation to each other. Contractual terms provide for standard and customary exchange of collateral based on changes in the market value of the outstanding derivatives. The securing party posts additional collateral when their obligation rises or removes collateral when it falls.
Certain derivative instruments contain provisions that require us to either post additional collateral or immediately settle any outstanding liability balances upon the occurrence of a specified credit risk-related event. No such specified credit risk related events occurred in 2015.
We placed cash collateral totaling $103 million and securities collateral totaling $86 million at December 31, 2015, and $221 million and $15 million at December 31, 2014, respectively, in accounts maintained by counterparties. This amount primarily relates to collateral posted to support our derivative positions. This amount also excludes cash and securities pledged as collateral under repurchase agreements. At December 31, 2015, we placed cash collateral totaling $21 million with counterparties under collateral arrangements associated with repurchase agreements. Refer to Note 15 for details on the repurchase agreements. The receivables for cash collateral placed are included in our Consolidated Balance Sheet in other assets.
We received cash collateral from counterparties totaling $82 million at December 31, 2015, to support these derivative positions. We received cash collateral from counterparties totaling $71 million at December 31, 2014. The payables for cash collateral received are included on our Consolidated Balance Sheet in accrued expenses and other liabilities. In certain circumstances, we receive or post securities as collateral with counterparties. We do not record such collateral received on our Consolidated Balance Sheet unless certain conditions are met. At December 31, 2015, and 2014, we received noncash collateral of $7 million and $15 million, respectively. Included in these amounts is noncash collateral where we have been granted the right to sell or pledge the underlying assets. We have not sold or pledged any of the noncash collateral received under these agreements.
Balance Sheet Presentation
The following table summarizes the fair value amounts of derivative instruments reported on our Consolidated Balance Sheet. The fair value amounts are presented on a gross basis, are segregated by derivatives that are designated and qualifying as hedging instruments or those that are not, and are further segregated by type of contract within those two categories. Notional amounts are reference amounts from which contractual obligations are derived and are not recorded on the balance sheet. In our view, derivative notional is not an accurate measure of our derivative exposure when viewed in isolation from other factors, such as market rate fluctuations and counterparty credit risk.

	2015			2014
	Derivative contracts in a		Notional amount	Derivative contracts in a		Notional amount
December 31, ($ in millions)	receivable position (a)	payable position (b)		receivable position (a)	payable position (b)
Derivatives qualifying for hedge accounting
Interest rate contracts
Swaps (c) (d) (e)	$126	$9	$14,151	$118	$7	$18,554
Foreign exchange contracts
Forwards	—	1	189	—	—	210
Total derivatives qualifying for hedge accounting	126	10	14,340	118	7	18,764
Economic hedges
Interest rate contracts
Swaps	30	51	6,101	40	65	11,979
Futures and forwards	2	2	1,905	4	2	18,886
Written options	—	72	18,220	—	94	14,823
Purchased options	73	—	18,240	94	—	15,159
Total interest rate risk	105	125	44,466	138	161	60,847
Foreign exchange contracts
Swaps	—	—	—	—	74	1,210
Futures and forwards	—	—	278	5	4	304
Total foreign exchange risk	—	—	278	5	78	1,514
Equity contracts
Forwards	—	9	32	—	3	74
Written options	—	1	—	—	3	1
Purchased options	2	—	—	2	—	—
Total equity risk	2	10	32	2	6	75
Total economic hedges	107	135	44,776	145	245	62,436
Total derivatives	$233	$145	$59,116	$263	$252	$81,200

(a)
Derivative contracts in a receivable position are classified as other assets on the Consolidated Balance Sheet, and includes accrued interest of $46 million and $50 million at December 31, 2015, and 2014, respectively.

(b)
Derivative contracts in a liability position are classified as accrued expenses and other liabilities on the Consolidated Balance Sheet, and includes accrued interest of $12 million and $17 million at December 31, 2015, and 2014, respectively.

(c)
Includes fair value hedges consisting of receive-fixed swaps on fixed-rate debt obligations with $112 million and $97 million in a receivable position, $3 million and $1 million in a payable position, and a $6.8 billion and $4.7 billion notional amount at December 31, 2015, and December 31, 2014, respectively. Of the hedge notional amount at December 31, 2015, $2.6 billion is associated with debt maturing in five or more years.

(d)
Other fair value hedges include pay-fixed swaps on portfolios of held-for-investment automotive loan assets with $13 million and $21 million in a receivable position, $3 million and $6 million in a payable position, and a $6.8 billion and $13.9 billion notional amount at December 31, 2015, and December 31, 2014, respectively.

(e)
Fair value hedges were executed during the fourth quarter consisting of receive-fixed swaps on fixed-rate secured debt obligations (FHLB Advances) with $1 million in a receivable position, $2 million in a payable position, and a $500 million notional amount at December 31, 2015.

Statement of Comprehensive Income Presentation
The following table summarizes the location and amounts of gains and losses on derivative instruments reported in our Consolidated Statement of Income.

Year ended December 31, ($ in millions)	2015	2014	2013
Derivatives qualifying for hedge accounting
(Loss) gain recognized in earnings on derivatives
Interest rate contracts
Interest and fees on finance receivables and loans (a)	$(9)	$15	$7
Interest on long-term debt (b) (c)	35	199	(389)
Gain (loss) recognized in earnings on hedged items
Interest rate contracts
Interest and fees on finance receivables and loans (d)	39	34	2
Interest on long-term debt (e)	(30)	(185)	402
Total derivatives qualifying for hedge accounting	35	63	22
Economic derivatives
(Loss) gain recognized in earnings on derivatives
Interest rate contracts
Servicing asset valuation and hedge activities, net	—	—	(112)
Loss on mortgage and automotive loans, net	(2)	—	(37)
Other income, net of losses	(17)	(37)	14
Total interest rate contracts	(19)	(37)	(135)
Foreign exchange contracts (f)
Interest on long-term debt	(139)	(172)	94
Other income, net of losses	12	12	24
Total foreign exchange contracts	(127)	(160)	118
Equity contracts
Compensation and benefits expense	(10)	(5)	—
Total equity contracts	(10)	(5)	—
(Loss) gain recognized in earnings on derivatives	$(121)	$(139)	$5

(a)
Amounts exclude losses related to interest for qualifying accounting hedges of portfolios of retail automotive loans held-for-investment, which are primarily offset by the fixed coupon payments of the loans. The losses were $64 million, $61 million, and $9 million for the years ended December 31, 2015, and 2014, and 2013, respectively.

(b)
Amounts exclude gains related to interest for qualifying accounting hedges of debt, which are primarily offset by the fixed coupon payment on the long-term debt. The gains were $97 million, $112 million, and $131 million for the years ended December 31, 2015, 2014, and 2013, respectively.

(c)
Amounts exclude gains related to interest for qualifying accounting hedges of secured debt (FHLB Advances), which are primarily offset by the fixed coupon payment on the long-term debt. The gains were $1 million for the year ended December 31, 2015.

(d)	Amounts exclude losses related to amortization of deferred loan basis adjustments on the de-designated hedged item of $8 million for the year ended December 31, 2015.

(e)
Amounts exclude gains related to amortization of deferred basis adjustments on the de-designated hedged item of $73 million, $155 million, and $247 million for the years ended December 31, 2015, 2014, and 2013, respectively.

(f)
Amounts exclude gains and losses related to the revaluation of the related foreign-denominated debt or receivable. Gains of $132 million, and $165 million, and losses of $117 million, were recognized for the years ended December 31, 2015, 2014, and 2013, respectively.

The following table summarizes derivative instruments used in cash flow and net investment hedge accounting relationships.

Year ended December 31, ($ in millions)	2015	2014	2013
Cash flow hedges
Interest rate contracts
Loss reclassified from accumulated other comprehensive income to interest on long-term debt	$—	$(2)	$(7)
Total interest on long-term debt	$—	$(2)	$(7)
Gain recognized in other comprehensive income	$2	$2	$6
Net investment hedges
Foreign exchange contracts
Loss reclassified from accumulated other comprehensive income to income (loss) from discontinued operations, net	$(4)	$—	$(250)
Total loss from discontinued operations, net	$(4)	$—	$(250)
Gain recognized in other comprehensive income (a)	$33	$13	$309

(a)
The amounts represent the effective portion of net investment hedges. There are offsetting amounts recognized in accumulated other comprehensive income related to the revaluation of the related net investment in foreign operations, including the tax impacts of the hedge and related net investment, as disclosed separately in Note 19. There were losses of $59 million, $41 million, and $582 million for the years ended December 31, 2015, 2014, and 2013, respectively.